Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Income Fund
Entity Central Index Key	0000751199
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Fidelity Managed Retirement Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement Income Fund℠
Class Name	Fidelity Managed Retirement Income Fund℠
Trading Symbol	FIRMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement Income Fund℠ for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement Income Fund℠	$ 46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Fidelity Managed Retirement Income Fund℠ $10,000 $10,237 $10,747 $11,030 $11,586 $12,411 $13,340 $12,316 $12,361 $13,240 $14,031 Fidelity Managed Retirement Income Composite Index℠ $10,000 $10,354 $10,759 $11,092 $11,779 $12,751 $13,528 $12,626 $12,710 $13,650 $14,485 Bloomberg U.S. Aggregate Bond Index $10,000 $10,594 $10,539 $10,455 $11,299 $12,443 $12,356 $11,229 $10,851 $11,405 $11,790 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Managed Retirement Income Fund℠ 5.97% 2.48% 3.44% Fidelity Managed Retirement Income Composite Index℠ 6.12% 2.58% 3.77% Bloomberg U.S. Aggregate Bond Index 3.38% -1.07% 1.66% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 17,149,227
Holdings Count | shares	34
Advisory Fees Paid, Amount	$ 61,557
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$17,149,227
Number of Holdings	34
Total Advisory Fee	$61,557
Portfolio Turnover	52%

Holdings [Text Block]	Bond Funds 70.8 International Equity Funds 12.1 Domestic Equity Funds 9.4 Short-Term Funds 7.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 70.8 International Equity Funds - 12.1 Domestic Equity Funds - 9.4 Short-Term Funds - 7.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 18.5 Fidelity Series Government Bond Index Fund 13.5 Fidelity Series Investment Grade Bond Fund 12.6 Fidelity Series Corporate Bond Fund 8.2 Fidelity Series Investment Grade Securitized Fund 7.8 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Treasury Bill Index Fund 4.9 Fidelity Series Emerging Markets Opportunities Fund 3.3 Fidelity Series Long-Term Treasury Bond Index Fund 3.2 Fidelity Series Large Cap Value Index Fund 2.6 79.5
Fidelity Managed Retirement Income Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement Income Fund℠
Class Name	Fidelity Managed Retirement Income Fund℠ Class K6
Trading Symbol	FRHMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement Income Fund℠ for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 1, 2019 through July 31, 2025. Initial investment of $10,000. Class K6 $10,000 $10,720 $11,544 $10,680 $10,741 $11,526 $12,240 Fidelity Managed Retirement Income Composite Index℠ $10,000 $10,800 $11,459 $10,695 $10,766 $11,561 $12,269 Bloomberg U.S. Aggregate Bond Index $10,000 $10,941 $10,864 $9,874 $9,541 $10,028 $10,367 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 6.20% 2.69% 3.43% Fidelity Managed Retirement Income Composite Index℠ 6.12% 2.58% 3.46% Bloomberg U.S. Aggregate Bond Index 3.38% -1.07% 0.60% A From August 1, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 17,149,227
Holdings Count | shares	34
Advisory Fees Paid, Amount	$ 61,557
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$17,149,227
Number of Holdings	34
Total Advisory Fee	$61,557
Portfolio Turnover	52%

Holdings [Text Block]	Bond Funds 70.8 International Equity Funds 12.1 Domestic Equity Funds 9.4 Short-Term Funds 7.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 70.8 International Equity Funds - 12.1 Domestic Equity Funds - 9.4 Short-Term Funds - 7.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 18.5 Fidelity Series Government Bond Index Fund 13.5 Fidelity Series Investment Grade Bond Fund 12.6 Fidelity Series Corporate Bond Fund 8.2 Fidelity Series Investment Grade Securitized Fund 7.8 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Treasury Bill Index Fund 4.9 Fidelity Series Emerging Markets Opportunities Fund 3.3 Fidelity Series Long-Term Treasury Bond Index Fund 3.2 Fidelity Series Large Cap Value Index Fund 2.6 79.5
Fidelity Managed Retirement Income Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement Income Fund℠
Class Name	Fidelity Managed Retirement Income Fund℠ Class K
Trading Symbol	FRKMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement Income Fund℠ for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 1, 2019 through July 31, 2025. Initial investment of $10,000. Class K $10,000 $10,709 $11,522 $10,648 $10,698 $11,469 $12,168 Fidelity Managed Retirement Income Composite Index℠ $10,000 $10,800 $11,459 $10,695 $10,766 $11,561 $12,269 Bloomberg U.S. Aggregate Bond Index $10,000 $10,941 $10,864 $9,874 $9,541 $10,028 $10,367 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 6.09% 2.59% 3.32% Fidelity Managed Retirement Income Composite Index℠ 6.12% 2.58% 3.46% Bloomberg U.S. Aggregate Bond Index 3.38% -1.07% 0.60% A From August 1, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 17,149,227
Holdings Count | shares	34
Advisory Fees Paid, Amount	$ 61,557
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$17,149,227
Number of Holdings	34
Total Advisory Fee	$61,557
Portfolio Turnover	52%

Holdings [Text Block]	Bond Funds 70.8 International Equity Funds 12.1 Domestic Equity Funds 9.4 Short-Term Funds 7.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 70.8 International Equity Funds - 12.1 Domestic Equity Funds - 9.4 Short-Term Funds - 7.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 18.5 Fidelity Series Government Bond Index Fund 13.5 Fidelity Series Investment Grade Bond Fund 12.6 Fidelity Series Corporate Bond Fund 8.2 Fidelity Series Investment Grade Securitized Fund 7.8 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Treasury Bill Index Fund 4.9 Fidelity Series Emerging Markets Opportunities Fund 3.3 Fidelity Series Long-Term Treasury Bond Index Fund 3.2 Fidelity Series Large Cap Value Index Fund 2.6 79.5
Fidelity Advisor Managed Retirement Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement Income Fund℠
Class Name	Fidelity Advisor Managed Retirement Income Fund℠ Class I
Trading Symbol	FRIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement Income Fund℠ for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Class I $10,000 $10,237 $10,750 $11,031 $11,587 $12,414 $13,342 $12,319 $12,365 $13,241 $14,035 Fidelity Managed Retirement Income Composite Index℠ $10,000 $10,354 $10,759 $11,092 $11,779 $12,751 $13,528 $12,626 $12,710 $13,650 $14,485 Bloomberg U.S. Aggregate Bond Index $10,000 $10,594 $10,539 $10,455 $11,299 $12,443 $12,356 $11,229 $10,851 $11,405 $11,790 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 5.99% 2.48% 3.45% Fidelity Managed Retirement Income Composite Index℠ 6.12% 2.58% 3.77% Bloomberg U.S. Aggregate Bond Index 3.38% -1.07% 1.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 17,149,227
Holdings Count | shares	34
Advisory Fees Paid, Amount	$ 61,557
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$17,149,227
Number of Holdings	34
Total Advisory Fee	$61,557
Portfolio Turnover	52%

Holdings [Text Block]	Bond Funds 70.8 International Equity Funds 12.1 Domestic Equity Funds 9.4 Short-Term Funds 7.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 70.8 International Equity Funds - 12.1 Domestic Equity Funds - 9.4 Short-Term Funds - 7.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 18.5 Fidelity Series Government Bond Index Fund 13.5 Fidelity Series Investment Grade Bond Fund 12.6 Fidelity Series Corporate Bond Fund 8.2 Fidelity Series Investment Grade Securitized Fund 7.8 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Treasury Bill Index Fund 4.9 Fidelity Series Emerging Markets Opportunities Fund 3.3 Fidelity Series Long-Term Treasury Bond Index Fund 3.2 Fidelity Series Large Cap Value Index Fund 2.6 79.5
Fidelity Advisor Managed Retirement Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement Income Fund℠
Class Name	Fidelity Advisor Managed Retirement Income Fund℠ Class A
Trading Symbol	FRAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement Income Fund℠ for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,625 $10,080 $10,318 $10,811 $11,554 $12,386 $11,408 $11,423 $12,202 $12,899 Fidelity Managed Retirement Income Composite Index℠ $10,000 $10,354 $10,759 $11,092 $11,779 $12,751 $13,528 $12,626 $12,710 $13,650 $14,485 Bloomberg U.S. Aggregate Bond Index $10,000 $10,594 $10,539 $10,455 $11,299 $12,443 $12,356 $11,229 $10,851 $11,405 $11,790 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) -0.37% 1.02% 2.58% Class A (without 5.75% sales charge) 5.71% 2.23% 3.19% Fidelity Managed Retirement Income Composite Index℠ 6.12% 2.58% 3.77% Bloomberg U.S. Aggregate Bond Index 3.38% -1.07% 1.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 17,149,227
Holdings Count | shares	34
Advisory Fees Paid, Amount	$ 61,557
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$17,149,227
Number of Holdings	34
Total Advisory Fee	$61,557
Portfolio Turnover	52%

Holdings [Text Block]	Bond Funds 70.8 International Equity Funds 12.1 Domestic Equity Funds 9.4 Short-Term Funds 7.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 70.8 International Equity Funds - 12.1 Domestic Equity Funds - 9.4 Short-Term Funds - 7.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 18.5 Fidelity Series Government Bond Index Fund 13.5 Fidelity Series Investment Grade Bond Fund 12.6 Fidelity Series Corporate Bond Fund 8.2 Fidelity Series Investment Grade Securitized Fund 7.8 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Treasury Bill Index Fund 4.9 Fidelity Series Emerging Markets Opportunities Fund 3.3 Fidelity Series Long-Term Treasury Bond Index Fund 3.2 Fidelity Series Large Cap Value Index Fund 2.6 79.5
Fidelity Managed Retirement 2035 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2035 Fund℠
Class Name	Fidelity Managed Retirement 2035 Fund℠
Trading Symbol	FMRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2035 Fund℠ for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement 2035 Fund℠	$ 50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE December 15, 2022 through July 31, 2025. Initial investment of $10,000. Fidelity Managed Retirement 2035 Fund℠ $10,000 $10,802 $11,937 $12,976 Fidelity Managed Retirement 2035 Composite Index℠ $10,000 $10,787 $11,909 $12,977 Bloomberg U.S. Aggregate Bond Index $10,000 $9,962 $10,470 $10,824 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity Managed Retirement 2035 Fund℠ 8.71% 10.42% Fidelity Managed Retirement 2035 Composite Index℠ 8.97% 10.43% Bloomberg U.S. Aggregate Bond Index 3.38% 3.06% A From December 15, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Dec. 15, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 22,855,429
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 51,824
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$22,855,429
Number of Holdings	33
Total Advisory Fee	$51,824
Portfolio Turnover	54%

Holdings [Text Block]	Bond Funds 47.5 Domestic Equity Funds 26.9 International Equity Funds 23.7 Short-Term Funds 1.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 47.5 Domestic Equity Funds - 26.9 International Equity Funds - 23.7 Short-Term Funds - 1.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Government Bond Index Fund 9.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.6 Fidelity Series Investment Grade Bond Fund 8.5 Fidelity Series Large Cap Value Index Fund 7.5 Fidelity Series Blue Chip Growth Fund 6.3 Fidelity Series Emerging Markets Opportunities Fund 6.0 Fidelity Series Corporate Bond Fund 5.6 Fidelity Series Investment Grade Securitized Fund 5.2 Fidelity Series Long-Term Treasury Bond Index Fund 4.8 Fidelity Series International Developed Markets Bond Index Fund 4.7 66.2
Fidelity Managed Retirement 2035 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2035 Fund℠
Class Name	Fidelity Managed Retirement 2035 Fund℠ Class K6
Trading Symbol	FMRJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2035 Fund℠ for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE December 15, 2022 through July 31, 2025. Initial investment of $10,000. Class K6 $10,000 $10,819 $11,980 $13,045 Fidelity Managed Retirement 2035 Composite Index℠ $10,000 $10,787 $11,909 $12,977 Bloomberg U.S. Aggregate Bond Index $10,000 $9,962 $10,470 $10,824 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K6 8.89% 10.65% Fidelity Managed Retirement 2035 Composite Index℠ 8.97% 10.43% Bloomberg U.S. Aggregate Bond Index 3.38% 3.06% A From December 15, 2022 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Dec. 15, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 22,855,429
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 51,824
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$22,855,429
Number of Holdings	33
Total Advisory Fee	$51,824
Portfolio Turnover	54%

Holdings [Text Block]	Bond Funds 47.5 Domestic Equity Funds 26.9 International Equity Funds 23.7 Short-Term Funds 1.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 47.5 Domestic Equity Funds - 26.9 International Equity Funds - 23.7 Short-Term Funds - 1.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Government Bond Index Fund 9.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.6 Fidelity Series Investment Grade Bond Fund 8.5 Fidelity Series Large Cap Value Index Fund 7.5 Fidelity Series Blue Chip Growth Fund 6.3 Fidelity Series Emerging Markets Opportunities Fund 6.0 Fidelity Series Corporate Bond Fund 5.6 Fidelity Series Investment Grade Securitized Fund 5.2 Fidelity Series Long-Term Treasury Bond Index Fund 4.8 Fidelity Series International Developed Markets Bond Index Fund 4.7 66.2
Fidelity Managed Retirement 2035 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2035 Fund℠
Class Name	Fidelity Managed Retirement 2035 Fund℠ Class K
Trading Symbol	FMRZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2035 Fund℠ for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE December 15, 2022 through July 31, 2025. Initial investment of $10,000. Class K $10,000 $10,812 $11,956 $13,005 Fidelity Managed Retirement 2035 Composite Index℠ $10,000 $10,787 $11,909 $12,977 Bloomberg U.S. Aggregate Bond Index $10,000 $9,962 $10,470 $10,824 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K 8.77% 10.52% Fidelity Managed Retirement 2035 Composite Index℠ 8.97% 10.43% Bloomberg U.S. Aggregate Bond Index 3.38% 3.06% A From December 15, 2022 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Dec. 15, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 22,855,429
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 51,824
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$22,855,429
Number of Holdings	33
Total Advisory Fee	$51,824
Portfolio Turnover	54%

Holdings [Text Block]	Bond Funds 47.5 Domestic Equity Funds 26.9 International Equity Funds 23.7 Short-Term Funds 1.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 47.5 Domestic Equity Funds - 26.9 International Equity Funds - 23.7 Short-Term Funds - 1.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Government Bond Index Fund 9.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.6 Fidelity Series Investment Grade Bond Fund 8.5 Fidelity Series Large Cap Value Index Fund 7.5 Fidelity Series Blue Chip Growth Fund 6.3 Fidelity Series Emerging Markets Opportunities Fund 6.0 Fidelity Series Corporate Bond Fund 5.6 Fidelity Series Investment Grade Securitized Fund 5.2 Fidelity Series Long-Term Treasury Bond Index Fund 4.8 Fidelity Series International Developed Markets Bond Index Fund 4.7 66.2
Fidelity Advisor Managed Retirement 2035 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2035 Fund℠
Class Name	Fidelity Advisor Managed Retirement 2035 Fund℠ Class I
Trading Symbol	FMRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2035 Fund℠ for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE December 15, 2022 through July 31, 2025. Initial investment of $10,000. Class I $10,000 $10,807 $11,947 $12,970 Fidelity Managed Retirement 2035 Composite Index℠ $10,000 $10,787 $11,909 $12,977 Bloomberg U.S. Aggregate Bond Index $10,000 $9,962 $10,470 $10,824 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 8.57% 10.40% Fidelity Managed Retirement 2035 Composite Index℠ 8.97% 10.43% Bloomberg U.S. Aggregate Bond Index 3.38% 3.06% A From December 15, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Dec. 15, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 22,855,429
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 51,824
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$22,855,429
Number of Holdings	33
Total Advisory Fee	$51,824
Portfolio Turnover	54%

Holdings [Text Block]	Bond Funds 47.5 Domestic Equity Funds 26.9 International Equity Funds 23.7 Short-Term Funds 1.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 47.5 Domestic Equity Funds - 26.9 International Equity Funds - 23.7 Short-Term Funds - 1.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Government Bond Index Fund 9.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.6 Fidelity Series Investment Grade Bond Fund 8.5 Fidelity Series Large Cap Value Index Fund 7.5 Fidelity Series Blue Chip Growth Fund 6.3 Fidelity Series Emerging Markets Opportunities Fund 6.0 Fidelity Series Corporate Bond Fund 5.6 Fidelity Series Investment Grade Securitized Fund 5.2 Fidelity Series Long-Term Treasury Bond Index Fund 4.8 Fidelity Series International Developed Markets Bond Index Fund 4.7 66.2
Fidelity Advisor Managed Retirement 2035 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2035 Fund℠
Class Name	Fidelity Advisor Managed Retirement 2035 Fund℠ Class A
Trading Symbol	FMRUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2035 Fund℠ for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 76	0.73%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE December 15, 2022 through July 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,165 $11,213 $12,146 Fidelity Managed Retirement 2035 Composite Index℠ $10,000 $10,787 $11,909 $12,977 Bloomberg U.S. Aggregate Bond Index $10,000 $9,962 $10,470 $10,824 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) 2.09% 7.68% Class A (without 5.75% sales charge) 8.32% 10.14% Fidelity Managed Retirement 2035 Composite Index℠ 8.97% 10.43% Bloomberg U.S. Aggregate Bond Index 3.38% 3.06% A From December 15, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Dec. 15, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 22,855,429
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 51,824
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$22,855,429
Number of Holdings	33
Total Advisory Fee	$51,824
Portfolio Turnover	54%

Holdings [Text Block]	Bond Funds 47.5 Domestic Equity Funds 26.9 International Equity Funds 23.7 Short-Term Funds 1.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 47.5 Domestic Equity Funds - 26.9 International Equity Funds - 23.7 Short-Term Funds - 1.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Government Bond Index Fund 9.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.6 Fidelity Series Investment Grade Bond Fund 8.5 Fidelity Series Large Cap Value Index Fund 7.5 Fidelity Series Blue Chip Growth Fund 6.3 Fidelity Series Emerging Markets Opportunities Fund 6.0 Fidelity Series Corporate Bond Fund 5.6 Fidelity Series Investment Grade Securitized Fund 5.2 Fidelity Series Long-Term Treasury Bond Index Fund 4.8 Fidelity Series International Developed Markets Bond Index Fund 4.7 66.2
Fidelity Managed Retirement 2030 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2030 Fund℠
Class Name	Fidelity Managed Retirement 2030 Fund℠
Trading Symbol	FMRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2030 Fund℠ for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement 2030 Fund℠	$ 50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 16, 2019 through July 31, 2025. Initial investment of $10,000. Fidelity Managed Retirement 2030 Fund℠ $10,000 $10,966 $13,111 $11,749 $12,185 $13,392 $14,499 Fidelity Managed Retirement 2030 Composite Index℠ $10,000 $11,008 $12,899 $11,710 $12,137 $13,343 $14,482 Bloomberg U.S. Aggregate Bond Index $10,000 $10,766 $10,690 $9,716 $9,389 $9,868 $10,201 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Managed Retirement 2030 Fund℠ 8.27% 5.75% 6.43% Fidelity Managed Retirement 2030 Composite Index℠ 8.54% 5.64% 6.41% Bloomberg U.S. Aggregate Bond Index 3.38% -1.07% 0.33% A From August 16, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 16, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 46,503,029
Holdings Count | shares	34
Advisory Fees Paid, Amount	$ 195,892
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$46,503,029
Number of Holdings	34
Total Advisory Fee	$195,892
Portfolio Turnover	59%

Holdings [Text Block]	Bond Funds 51.9 Domestic Equity Funds 24.3 International Equity Funds 22.0 Short-Term Funds 1.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 51.9 Domestic Equity Funds - 24.3 International Equity Funds - 22.0 Short-Term Funds - 1.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Government Bond Index Fund 10.1 Fidelity Series Investment Grade Bond Fund 9.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.9 Fidelity Series Large Cap Value Index Fund 6.8 Fidelity Series Corporate Bond Fund 6.2 Fidelity Series Investment Grade Securitized Fund 5.9 Fidelity Series Blue Chip Growth Fund 5.7 Fidelity Series Emerging Markets Opportunities Fund 5.7 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 4.2 66.9
Fidelity Managed Retirement 2030 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2030 Fund℠
Class Name	Fidelity Managed Retirement 2030 Fund℠ Class K6
Trading Symbol	FMRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2030 Fund℠ for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 16, 2019 through July 31, 2025. Initial investment of $10,000. Class K6 $10,000 $10,995 $13,165 $11,820 $12,284 $13,518 $14,664 Fidelity Managed Retirement 2030 Composite Index℠ $10,000 $11,008 $12,899 $11,710 $12,137 $13,343 $14,482 Bloomberg U.S. Aggregate Bond Index $10,000 $10,766 $10,690 $9,716 $9,389 $9,868 $10,201 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 8.48% 5.93% 6.63% Fidelity Managed Retirement 2030 Composite Index℠ 8.54% 5.64% 6.41% Bloomberg U.S. Aggregate Bond Index 3.38% -1.07% 0.33% A From August 16, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 16, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 46,503,029
Holdings Count | shares	34
Advisory Fees Paid, Amount	$ 195,892
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$46,503,029
Number of Holdings	34
Total Advisory Fee	$195,892
Portfolio Turnover	59%

Holdings [Text Block]	Bond Funds 51.9 Domestic Equity Funds 24.3 International Equity Funds 22.0 Short-Term Funds 1.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 51.9 Domestic Equity Funds - 24.3 International Equity Funds - 22.0 Short-Term Funds - 1.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Government Bond Index Fund 10.1 Fidelity Series Investment Grade Bond Fund 9.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.9 Fidelity Series Large Cap Value Index Fund 6.8 Fidelity Series Corporate Bond Fund 6.2 Fidelity Series Investment Grade Securitized Fund 5.9 Fidelity Series Blue Chip Growth Fund 5.7 Fidelity Series Emerging Markets Opportunities Fund 5.7 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 4.2 66.9
Fidelity Managed Retirement 2030 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2030 Fund℠
Class Name	Fidelity Managed Retirement 2030 Fund℠ Class K
Trading Symbol	FMREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2030 Fund℠ for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 16, 2019 through July 31, 2025. Initial investment of $10,000. Class K $10,000 $10,977 $13,138 $11,785 $12,235 $13,460 $14,582 Fidelity Managed Retirement 2030 Composite Index℠ $10,000 $11,008 $12,899 $11,710 $12,137 $13,343 $14,482 Bloomberg U.S. Aggregate Bond Index $10,000 $10,766 $10,690 $9,716 $9,389 $9,868 $10,201 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 8.34% 5.84% 6.53% Fidelity Managed Retirement 2030 Composite Index℠ 8.54% 5.64% 6.41% Bloomberg U.S. Aggregate Bond Index 3.38% -1.07% 0.33% A From August 16, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 16, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 46,503,029
Holdings Count | shares	34
Advisory Fees Paid, Amount	$ 195,892
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$46,503,029
Number of Holdings	34
Total Advisory Fee	$195,892
Portfolio Turnover	59%

Holdings [Text Block]	Bond Funds 51.9 Domestic Equity Funds 24.3 International Equity Funds 22.0 Short-Term Funds 1.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 51.9 Domestic Equity Funds - 24.3 International Equity Funds - 22.0 Short-Term Funds - 1.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Government Bond Index Fund 10.1 Fidelity Series Investment Grade Bond Fund 9.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.9 Fidelity Series Large Cap Value Index Fund 6.8 Fidelity Series Corporate Bond Fund 6.2 Fidelity Series Investment Grade Securitized Fund 5.9 Fidelity Series Blue Chip Growth Fund 5.7 Fidelity Series Emerging Markets Opportunities Fund 5.7 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 4.2 66.9
Fidelity Advisor Managed Retirement 2030 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2030 Fund℠
Class Name	Fidelity Advisor Managed Retirement 2030 Fund℠ Class I
Trading Symbol	FMRDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2030 Fund℠ for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 16, 2019 through July 31, 2025. Initial investment of $10,000. Class I $10,000 $10,967 $13,119 $11,746 $12,181 $13,386 $14,493 Fidelity Managed Retirement 2030 Composite Index℠ $10,000 $11,008 $12,899 $11,710 $12,137 $13,343 $14,482 Bloomberg U.S. Aggregate Bond Index $10,000 $10,766 $10,690 $9,716 $9,389 $9,868 $10,201 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class I 8.27% 5.73% 6.42% Fidelity Managed Retirement 2030 Composite Index℠ 8.54% 5.64% 6.41% Bloomberg U.S. Aggregate Bond Index 3.38% -1.07% 0.33% A From August 16, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 16, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 46,503,029
Holdings Count | shares	34
Advisory Fees Paid, Amount	$ 195,892
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$46,503,029
Number of Holdings	34
Total Advisory Fee	$195,892
Portfolio Turnover	59%

Holdings [Text Block]	Bond Funds 51.9 Domestic Equity Funds 24.3 International Equity Funds 22.0 Short-Term Funds 1.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 51.9 Domestic Equity Funds - 24.3 International Equity Funds - 22.0 Short-Term Funds - 1.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Government Bond Index Fund 10.1 Fidelity Series Investment Grade Bond Fund 9.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.9 Fidelity Series Large Cap Value Index Fund 6.8 Fidelity Series Corporate Bond Fund 6.2 Fidelity Series Investment Grade Securitized Fund 5.9 Fidelity Series Blue Chip Growth Fund 5.7 Fidelity Series Emerging Markets Opportunities Fund 5.7 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 4.2 66.9
Fidelity Advisor Managed Retirement 2030 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2030 Fund℠
Class Name	Fidelity Advisor Managed Retirement 2030 Fund℠ Class A
Trading Symbol	FMRBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2030 Fund℠ for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 76	0.73%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 16, 2019 through July 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,316 $12,305 $10,994 $11,374 $12,464 $13,454 Fidelity Managed Retirement 2030 Composite Index℠ $10,000 $11,008 $12,899 $11,710 $12,137 $13,343 $14,482 Bloomberg U.S. Aggregate Bond Index $10,000 $10,766 $10,690 $9,716 $9,389 $9,868 $10,201 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class A (incl. 5.75% sales charge) 1.73% 4.21% 5.10% Class A (without 5.75% sales charge) 7.94% 5.45% 6.15% Fidelity Managed Retirement 2030 Composite Index℠ 8.54% 5.64% 6.41% Bloomberg U.S. Aggregate Bond Index 3.38% -1.07% 0.33% A From August 16, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 16, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 46,503,029
Holdings Count | shares	34
Advisory Fees Paid, Amount	$ 195,892
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$46,503,029
Number of Holdings	34
Total Advisory Fee	$195,892
Portfolio Turnover	59%

Holdings [Text Block]	Bond Funds 51.9 Domestic Equity Funds 24.3 International Equity Funds 22.0 Short-Term Funds 1.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 51.9 Domestic Equity Funds - 24.3 International Equity Funds - 22.0 Short-Term Funds - 1.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Government Bond Index Fund 10.1 Fidelity Series Investment Grade Bond Fund 9.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.9 Fidelity Series Large Cap Value Index Fund 6.8 Fidelity Series Corporate Bond Fund 6.2 Fidelity Series Investment Grade Securitized Fund 5.9 Fidelity Series Blue Chip Growth Fund 5.7 Fidelity Series Emerging Markets Opportunities Fund 5.7 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 4.2 66.9
Fidelity Managed Retirement 2025 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2025 Fund℠
Class Name	Fidelity Managed Retirement 2025 Fund℠
Trading Symbol	FIXRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2025 Fund℠ for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement 2025 Fund℠	$ 49	0.47%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Fidelity Managed Retirement 2025 Fund℠ $10,000 $10,129 $11,256 $11,933 $12,423 $13,455 $15,849 $14,259 $14,700 $16,079 $17,328 Fidelity Managed Retirement 2025 Composite Index℠ $10,000 $10,350 $11,322 $12,095 $12,839 $13,991 $16,167 $14,740 $15,192 $16,626 $17,960 Bloomberg U.S. Aggregate Bond Index $10,000 $10,594 $10,539 $10,455 $11,299 $12,443 $12,356 $11,229 $10,851 $11,405 $11,790 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Managed Retirement 2025 Fund℠ 7.77% 5.19% 5.65% Fidelity Managed Retirement 2025 Composite Index℠ 8.02% 5.12% 6.03% Bloomberg U.S. Aggregate Bond Index 3.38% -1.07% 1.66% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 56,369,745
Holdings Count | shares	34
Advisory Fees Paid, Amount	$ 222,428
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$56,369,745
Number of Holdings	34
Total Advisory Fee	$222,428
Portfolio Turnover	45%

Holdings [Text Block]	Bond Funds 57.3 Domestic Equity Funds 21.0 International Equity Funds 19.8 Short-Term Funds 1.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 57.3 Domestic Equity Funds - 21.0 International Equity Funds - 19.8 Short-Term Funds - 1.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Government Bond Index Fund 10.9 Fidelity Series Investment Grade Bond Fund 10.3 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 7.0 Fidelity Series Corporate Bond Fund 6.7 Fidelity Series Investment Grade Securitized Fund 6.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.1 Fidelity Series Large Cap Value Index Fund 5.9 Fidelity Series Emerging Markets Opportunities Fund 5.1 Fidelity Series Blue Chip Growth Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.9 68.1
Fidelity Managed Retirement 2025 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2025 Fund℠
Class Name	Fidelity Managed Retirement 2025 Fund℠ Class K6
Trading Symbol	FHRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2025 Fund℠ for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 1, 2019 through July 31, 2025. Initial investment of $10,000. Class K6 $10,000 $10,873 $12,833 $11,568 $11,950 $13,096 $14,141 Fidelity Managed Retirement 2025 Composite Index℠ $10,000 $10,908 $12,605 $11,491 $11,844 $12,962 $14,002 Bloomberg U.S. Aggregate Bond Index $10,000 $10,941 $10,864 $9,874 $9,541 $10,028 $10,367 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 7.97% 5.40% 5.94% Fidelity Managed Retirement 2025 Composite Index℠ 8.02% 5.12% 5.77% Bloomberg U.S. Aggregate Bond Index 3.38% -1.07% 0.60% A From August 1, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 56,369,745
Holdings Count | shares	34
Advisory Fees Paid, Amount	$ 222,428
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$56,369,745
Number of Holdings	34
Total Advisory Fee	$222,428
Portfolio Turnover	45%

Holdings [Text Block]	Bond Funds 57.3 Domestic Equity Funds 21.0 International Equity Funds 19.8 Short-Term Funds 1.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 57.3 Domestic Equity Funds - 21.0 International Equity Funds - 19.8 Short-Term Funds - 1.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Government Bond Index Fund 10.9 Fidelity Series Investment Grade Bond Fund 10.3 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 7.0 Fidelity Series Corporate Bond Fund 6.7 Fidelity Series Investment Grade Securitized Fund 6.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.1 Fidelity Series Large Cap Value Index Fund 5.9 Fidelity Series Emerging Markets Opportunities Fund 5.1 Fidelity Series Blue Chip Growth Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.9 68.1
Fidelity Managed Retirement 2025 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2025 Fund℠
Class Name	Fidelity Managed Retirement 2025 Fund℠ Class K
Trading Symbol	FKRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2025 Fund℠ for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 39	0.37%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 1, 2019 through July 31, 2025. Initial investment of $10,000. Class K $10,000 $10,863 $12,808 $11,534 $11,904 $13,033 $14,058 Fidelity Managed Retirement 2025 Composite Index℠ $10,000 $10,908 $12,605 $11,491 $11,844 $12,962 $14,002 Bloomberg U.S. Aggregate Bond Index $10,000 $10,941 $10,864 $9,874 $9,541 $10,028 $10,367 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 7.86% 5.29% 5.84% Fidelity Managed Retirement 2025 Composite Index℠ 8.02% 5.12% 5.77% Bloomberg U.S. Aggregate Bond Index 3.38% -1.07% 0.60% A From August 1, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 56,369,745
Holdings Count | shares	34
Advisory Fees Paid, Amount	$ 222,428
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$56,369,745
Number of Holdings	34
Total Advisory Fee	$222,428
Portfolio Turnover	45%

Holdings [Text Block]	Bond Funds 57.3 Domestic Equity Funds 21.0 International Equity Funds 19.8 Short-Term Funds 1.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 57.3 Domestic Equity Funds - 21.0 International Equity Funds - 19.8 Short-Term Funds - 1.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Government Bond Index Fund 10.9 Fidelity Series Investment Grade Bond Fund 10.3 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 7.0 Fidelity Series Corporate Bond Fund 6.7 Fidelity Series Investment Grade Securitized Fund 6.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.1 Fidelity Series Large Cap Value Index Fund 5.9 Fidelity Series Emerging Markets Opportunities Fund 5.1 Fidelity Series Blue Chip Growth Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.9 68.1
Fidelity Advisor Managed Retirement 2025 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2025 Fund℠
Class Name	Fidelity Advisor Managed Retirement 2025 Fund℠ Class I
Trading Symbol	FIRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2025 Fund℠ for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 49	0.47%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Class I $10,000 $10,127 $11,255 $11,933 $12,426 $13,456 $15,849 $14,261 $14,703 $16,079 $17,328 Fidelity Managed Retirement 2025 Composite Index℠ $10,000 $10,350 $11,322 $12,095 $12,839 $13,991 $16,167 $14,740 $15,192 $16,626 $17,960 Bloomberg U.S. Aggregate Bond Index $10,000 $10,594 $10,539 $10,455 $11,299 $12,443 $12,356 $11,229 $10,851 $11,405 $11,790 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 7.77% 5.19% 5.65% Fidelity Managed Retirement 2025 Composite Index℠ 8.02% 5.12% 6.03% Bloomberg U.S. Aggregate Bond Index 3.38% -1.07% 1.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 56,369,745
Holdings Count | shares	34
Advisory Fees Paid, Amount	$ 222,428
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$56,369,745
Number of Holdings	34
Total Advisory Fee	$222,428
Portfolio Turnover	45%

Holdings [Text Block]	Bond Funds 57.3 Domestic Equity Funds 21.0 International Equity Funds 19.8 Short-Term Funds 1.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 57.3 Domestic Equity Funds - 21.0 International Equity Funds - 19.8 Short-Term Funds - 1.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Government Bond Index Fund 10.9 Fidelity Series Investment Grade Bond Fund 10.3 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 7.0 Fidelity Series Corporate Bond Fund 6.7 Fidelity Series Investment Grade Securitized Fund 6.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.1 Fidelity Series Large Cap Value Index Fund 5.9 Fidelity Series Emerging Markets Opportunities Fund 5.1 Fidelity Series Blue Chip Growth Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.9 68.1
Fidelity Advisor Managed Retirement 2025 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2025 Fund℠
Class Name	Fidelity Advisor Managed Retirement 2025 Fund℠ Class A
Trading Symbol	FARFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2025 Fund℠ for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 75	0.72%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,523 $10,556 $11,162 $11,594 $12,523 $14,714 $13,207 $13,582 $14,817 $15,928 Fidelity Managed Retirement 2025 Composite Index℠ $10,000 $10,350 $11,322 $12,095 $12,839 $13,991 $16,167 $14,740 $15,192 $16,626 $17,960 Bloomberg U.S. Aggregate Bond Index $10,000 $10,594 $10,539 $10,455 $11,299 $12,443 $12,356 $11,229 $10,851 $11,405 $11,790 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 1.32% 3.69% 4.76% Class A (without 5.75% sales charge) 7.50% 4.93% 5.39% Fidelity Managed Retirement 2025 Composite Index℠ 8.02% 5.12% 6.03% Bloomberg U.S. Aggregate Bond Index 3.38% -1.07% 1.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 56,369,745
Holdings Count | shares	34
Advisory Fees Paid, Amount	$ 222,428
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$56,369,745
Number of Holdings	34
Total Advisory Fee	$222,428
Portfolio Turnover	45%

Holdings [Text Block]	Bond Funds 57.3 Domestic Equity Funds 21.0 International Equity Funds 19.8 Short-Term Funds 1.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 57.3 Domestic Equity Funds - 21.0 International Equity Funds - 19.8 Short-Term Funds - 1.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Government Bond Index Fund 10.9 Fidelity Series Investment Grade Bond Fund 10.3 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 7.0 Fidelity Series Corporate Bond Fund 6.7 Fidelity Series Investment Grade Securitized Fund 6.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.1 Fidelity Series Large Cap Value Index Fund 5.9 Fidelity Series Emerging Markets Opportunities Fund 5.1 Fidelity Series Blue Chip Growth Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.9 68.1
Fidelity Managed Retirement 2020 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2020 Fund℠
Class Name	Fidelity Managed Retirement 2020 Fund℠
Trading Symbol	FIRVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2020 Fund℠ for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement 2020 Fund℠	$ 49	0.47%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Fidelity Managed Retirement 2020 Fund℠ $10,000 $10,152 $11,214 $11,838 $12,344 $13,337 $15,396 $13,949 $14,269 $15,506 $16,620 Fidelity Managed Retirement 2020 Composite Index℠ $10,000 $10,362 $11,271 $11,982 $12,718 $13,840 $15,695 $14,400 $14,740 $16,037 $17,224 Bloomberg U.S. Aggregate Bond Index $10,000 $10,594 $10,539 $10,455 $11,299 $12,443 $12,356 $11,229 $10,851 $11,405 $11,790 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Managed Retirement 2020 Fund℠ 7.19% 4.50% 5.21% Fidelity Managed Retirement 2020 Composite Index℠ 7.40% 4.47% 5.59% Bloomberg U.S. Aggregate Bond Index 3.38% -1.07% 1.66% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 9,583,234
Holdings Count | shares	34
Advisory Fees Paid, Amount	$ 38,291
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$9,583,234
Number of Holdings	34
Total Advisory Fee	$38,291
Portfolio Turnover	39%

Holdings [Text Block]	Bond Funds 62.7 International Equity Funds 17.2 Domestic Equity Funds 17.2 Short-Term Funds 2.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 62.7 International Equity Funds - 17.2 Domestic Equity Funds - 17.2 Short-Term Funds - 2.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 12.3 Fidelity Series Government Bond Index Fund 11.7 Fidelity Series Investment Grade Bond Fund 11.0 Fidelity Series Corporate Bond Fund 7.1 Fidelity Series Investment Grade Securitized Fund 6.8 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Large Cap Value Index Fund 4.8 Fidelity Series Emerging Markets Opportunities Fund 4.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 Fidelity Series Blue Chip Growth Fund 4.0 71.3
Fidelity Managed Retirement 2020 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2020 Fund℠
Class Name	Fidelity Managed Retirement 2020 Fund℠ Class K6
Trading Symbol	FHRVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2020 Fund℠ for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 1, 2019 through July 31, 2025. Initial investment of $10,000. Class K6 $10,000 $10,842 $12,539 $11,384 $11,669 $12,705 $13,644 Fidelity Managed Retirement 2020 Composite Index℠ $10,000 $10,886 $12,346 $11,327 $11,594 $12,615 $13,549 Bloomberg U.S. Aggregate Bond Index $10,000 $10,941 $10,864 $9,874 $9,541 $10,028 $10,367 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 7.39% 4.70% 5.31% Fidelity Managed Retirement 2020 Composite Index℠ 7.40% 4.47% 5.19% Bloomberg U.S. Aggregate Bond Index 3.38% -1.07% 0.60% A From August 1, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 9,583,234
Holdings Count | shares	34
Advisory Fees Paid, Amount	$ 38,291
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$9,583,234
Number of Holdings	34
Total Advisory Fee	$38,291
Portfolio Turnover	39%

Holdings [Text Block]	Bond Funds 62.7 International Equity Funds 17.2 Domestic Equity Funds 17.2 Short-Term Funds 2.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 62.7 International Equity Funds - 17.2 Domestic Equity Funds - 17.2 Short-Term Funds - 2.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 12.3 Fidelity Series Government Bond Index Fund 11.7 Fidelity Series Investment Grade Bond Fund 11.0 Fidelity Series Corporate Bond Fund 7.1 Fidelity Series Investment Grade Securitized Fund 6.8 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Large Cap Value Index Fund 4.8 Fidelity Series Emerging Markets Opportunities Fund 4.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 Fidelity Series Blue Chip Growth Fund 4.0 71.3
Fidelity Managed Retirement 2020 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2020 Fund℠
Class Name	Fidelity Managed Retirement 2020 Fund℠ Class K
Trading Symbol	FKRVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2020 Fund℠ for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 1, 2019 through July 31, 2025. Initial investment of $10,000. Class K $10,000 $10,831 $12,514 $11,349 $11,622 $12,642 $13,563 Fidelity Managed Retirement 2020 Composite Index℠ $10,000 $10,886 $12,346 $11,327 $11,594 $12,615 $13,549 Bloomberg U.S. Aggregate Bond Index $10,000 $10,941 $10,864 $9,874 $9,541 $10,028 $10,367 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 7.28% 4.60% 5.21% Fidelity Managed Retirement 2020 Composite Index℠ 7.40% 4.47% 5.19% Bloomberg U.S. Aggregate Bond Index 3.38% -1.07% 0.60% A From August 1, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 9,583,234
Holdings Count | shares	34
Advisory Fees Paid, Amount	$ 38,291
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$9,583,234
Number of Holdings	34
Total Advisory Fee	$38,291
Portfolio Turnover	39%

Holdings [Text Block]	Bond Funds 62.7 International Equity Funds 17.2 Domestic Equity Funds 17.2 Short-Term Funds 2.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 62.7 International Equity Funds - 17.2 Domestic Equity Funds - 17.2 Short-Term Funds - 2.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 12.3 Fidelity Series Government Bond Index Fund 11.7 Fidelity Series Investment Grade Bond Fund 11.0 Fidelity Series Corporate Bond Fund 7.1 Fidelity Series Investment Grade Securitized Fund 6.8 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Large Cap Value Index Fund 4.8 Fidelity Series Emerging Markets Opportunities Fund 4.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 Fidelity Series Blue Chip Growth Fund 4.0 71.3
Fidelity Advisor Managed Retirement 2020 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2020 Fund℠
Class Name	Fidelity Advisor Managed Retirement 2020 Fund℠ Class I
Trading Symbol	FIIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2020 Fund℠ for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 49	0.47%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Class I $10,000 $10,152 $11,213 $11,838 $12,344 $13,337 $15,396 $13,949 $14,270 $15,504 $16,618 Fidelity Managed Retirement 2020 Composite Index℠ $10,000 $10,362 $11,271 $11,982 $12,718 $13,840 $15,695 $14,400 $14,740 $16,037 $17,224 Bloomberg U.S. Aggregate Bond Index $10,000 $10,594 $10,539 $10,455 $11,299 $12,443 $12,356 $11,229 $10,851 $11,405 $11,790 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 7.18% 4.50% 5.21% Fidelity Managed Retirement 2020 Composite Index℠ 7.40% 4.47% 5.59% Bloomberg U.S. Aggregate Bond Index 3.38% -1.07% 1.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 9,583,234
Holdings Count | shares	34
Advisory Fees Paid, Amount	$ 38,291
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$9,583,234
Number of Holdings	34
Total Advisory Fee	$38,291
Portfolio Turnover	39%

Holdings [Text Block]	Bond Funds 62.7 International Equity Funds 17.2 Domestic Equity Funds 17.2 Short-Term Funds 2.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 62.7 International Equity Funds - 17.2 Domestic Equity Funds - 17.2 Short-Term Funds - 2.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 12.3 Fidelity Series Government Bond Index Fund 11.7 Fidelity Series Investment Grade Bond Fund 11.0 Fidelity Series Corporate Bond Fund 7.1 Fidelity Series Investment Grade Securitized Fund 6.8 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Large Cap Value Index Fund 4.8 Fidelity Series Emerging Markets Opportunities Fund 4.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 Fidelity Series Blue Chip Growth Fund 4.0 71.3
Fidelity Advisor Managed Retirement 2020 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2020 Fund℠
Class Name	Fidelity Advisor Managed Retirement 2020 Fund℠ Class A
Trading Symbol	FARVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2020 Fund℠ for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 75	0.72%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,545 $10,517 $11,074 $11,519 $12,413 $14,294 $12,920 $13,182 $14,288 $15,276 Fidelity Managed Retirement 2020 Composite Index℠ $10,000 $10,362 $11,271 $11,982 $12,718 $13,840 $15,695 $14,400 $14,740 $16,037 $17,224 Bloomberg U.S. Aggregate Bond Index $10,000 $10,594 $10,539 $10,455 $11,299 $12,443 $12,356 $11,229 $10,851 $11,405 $11,790 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 0.77% 3.01% 4.33% Class A (without 5.75% sales charge) 6.92% 4.24% 4.95% Fidelity Managed Retirement 2020 Composite Index℠ 7.40% 4.47% 5.59% Bloomberg U.S. Aggregate Bond Index 3.38% -1.07% 1.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 9,583,234
Holdings Count | shares	34
Advisory Fees Paid, Amount	$ 38,291
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$9,583,234
Number of Holdings	34
Total Advisory Fee	$38,291
Portfolio Turnover	39%

Holdings [Text Block]	Bond Funds 62.7 International Equity Funds 17.2 Domestic Equity Funds 17.2 Short-Term Funds 2.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 62.7 International Equity Funds - 17.2 Domestic Equity Funds - 17.2 Short-Term Funds - 2.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 12.3 Fidelity Series Government Bond Index Fund 11.7 Fidelity Series Investment Grade Bond Fund 11.0 Fidelity Series Corporate Bond Fund 7.1 Fidelity Series Investment Grade Securitized Fund 6.8 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Large Cap Value Index Fund 4.8 Fidelity Series Emerging Markets Opportunities Fund 4.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 Fidelity Series Blue Chip Growth Fund 4.0 71.3
Fidelity Managed Retirement 2015 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2015 Fund℠
Class Name	Fidelity Managed Retirement 2015 Fund℠
Trading Symbol	FIRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2015 Fund℠ for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement 2015 Fund℠	$ 48	0.46%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Fidelity Managed Retirement 2015 Fund℠ $10,000 $10,173 $11,161 $11,688 $12,215 $13,171 $14,830 $13,534 $13,736 $14,833 $15,811 Fidelity Managed Retirement 2015 Composite Index℠ $10,000 $10,374 $11,212 $11,816 $12,543 $13,627 $15,101 $13,947 $14,178 $15,336 $16,375 Bloomberg U.S. Aggregate Bond Index $10,000 $10,594 $10,539 $10,455 $11,299 $12,443 $12,356 $11,229 $10,851 $11,405 $11,790 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Managed Retirement 2015 Fund℠ 6.59% 3.72% 4.69% Fidelity Managed Retirement 2015 Composite Index℠ 6.77% 3.74% 5.06% Bloomberg U.S. Aggregate Bond Index 3.38% -1.07% 1.66% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 5,064,974
Holdings Count | shares	34
Advisory Fees Paid, Amount	$ 23,340
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$5,064,974
Number of Holdings	34
Total Advisory Fee	$23,340
Portfolio Turnover	40%

Holdings [Text Block]	Bond Funds 67.3 International Equity Funds 14.6 Domestic Equity Funds 13.2 Short-Term Funds 4.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 67.3 International Equity Funds - 14.6 Domestic Equity Funds - 13.2 Short-Term Funds - 4.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.4 Fidelity Series Government Bond Index Fund 12.6 Fidelity Series Investment Grade Bond Fund 11.8 Fidelity Series Corporate Bond Fund 7.6 Fidelity Series Investment Grade Securitized Fund 7.2 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 3.9 Fidelity Series Emerging Markets Opportunities Fund 3.8 Fidelity Series Large Cap Value Index Fund 3.7 Fidelity Series Treasury Bill Index Fund 3.2 75.1
Fidelity Managed Retirement 2015 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2015 Fund℠
Class Name	Fidelity Managed Retirement 2015 Fund℠ Class K6
Trading Symbol	FJRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2015 Fund℠ for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 1, 2019 through July 31, 2025. Initial investment of $10,000. Class K6 $10,000 $10,809 $12,195 $11,153 $11,343 $12,271 $13,107 Fidelity Managed Retirement 2015 Composite Index℠ $10,000 $10,859 $12,034 $11,114 $11,298 $12,221 $13,048 Bloomberg U.S. Aggregate Bond Index $10,000 $10,941 $10,864 $9,874 $9,541 $10,028 $10,367 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 6.81% 3.93% 4.61% Fidelity Managed Retirement 2015 Composite Index℠ 6.77% 3.74% 4.53% Bloomberg U.S. Aggregate Bond Index 3.38% -1.07% 0.60% A From August 1, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 5,064,974
Holdings Count | shares	34
Advisory Fees Paid, Amount	$ 23,340
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$5,064,974
Number of Holdings	34
Total Advisory Fee	$23,340
Portfolio Turnover	40%

Holdings [Text Block]	Bond Funds 67.3 International Equity Funds 14.6 Domestic Equity Funds 13.2 Short-Term Funds 4.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 67.3 International Equity Funds - 14.6 Domestic Equity Funds - 13.2 Short-Term Funds - 4.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.4 Fidelity Series Government Bond Index Fund 12.6 Fidelity Series Investment Grade Bond Fund 11.8 Fidelity Series Corporate Bond Fund 7.6 Fidelity Series Investment Grade Securitized Fund 7.2 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 3.9 Fidelity Series Emerging Markets Opportunities Fund 3.8 Fidelity Series Large Cap Value Index Fund 3.7 Fidelity Series Treasury Bill Index Fund 3.2 75.1
Fidelity Managed Retirement 2015 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2015 Fund℠
Class Name	Fidelity Managed Retirement 2015 Fund℠ Class K
Trading Symbol	FKRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2015 Fund℠ for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 1, 2019 through July 31, 2025. Initial investment of $10,000. Class K $10,000 $10,798 $12,170 $11,119 $11,296 $12,209 $13,028 Fidelity Managed Retirement 2015 Composite Index℠ $10,000 $10,859 $12,034 $11,114 $11,298 $12,221 $13,048 Bloomberg U.S. Aggregate Bond Index $10,000 $10,941 $10,864 $9,874 $9,541 $10,028 $10,367 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 6.71% 3.83% 4.51% Fidelity Managed Retirement 2015 Composite Index℠ 6.77% 3.74% 4.53% Bloomberg U.S. Aggregate Bond Index 3.38% -1.07% 0.60% A From August 1, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 5,064,974
Holdings Count | shares	34
Advisory Fees Paid, Amount	$ 23,340
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$5,064,974
Number of Holdings	34
Total Advisory Fee	$23,340
Portfolio Turnover	40%

Holdings [Text Block]	Bond Funds 67.3 International Equity Funds 14.6 Domestic Equity Funds 13.2 Short-Term Funds 4.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 67.3 International Equity Funds - 14.6 Domestic Equity Funds - 13.2 Short-Term Funds - 4.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.4 Fidelity Series Government Bond Index Fund 12.6 Fidelity Series Investment Grade Bond Fund 11.8 Fidelity Series Corporate Bond Fund 7.6 Fidelity Series Investment Grade Securitized Fund 7.2 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 3.9 Fidelity Series Emerging Markets Opportunities Fund 3.8 Fidelity Series Large Cap Value Index Fund 3.7 Fidelity Series Treasury Bill Index Fund 3.2 75.1
Fidelity Advisor Managed Retirement 2015 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2015 Fund℠
Class Name	Fidelity Advisor Managed Retirement 2015 Fund℠ Class I
Trading Symbol	FRASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2015 Fund℠ for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Class I $10,000 $10,173 $11,162 $11,691 $12,217 $13,171 $14,829 $13,536 $13,737 $14,832 $15,815 Fidelity Managed Retirement 2015 Composite Index℠ $10,000 $10,374 $11,212 $11,816 $12,543 $13,627 $15,101 $13,947 $14,178 $15,336 $16,375 Bloomberg U.S. Aggregate Bond Index $10,000 $10,594 $10,539 $10,455 $11,299 $12,443 $12,356 $11,229 $10,851 $11,405 $11,790 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 6.62% 3.73% 4.69% Fidelity Managed Retirement 2015 Composite Index℠ 6.77% 3.74% 5.06% Bloomberg U.S. Aggregate Bond Index 3.38% -1.07% 1.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,064,974
Holdings Count | shares	34
Advisory Fees Paid, Amount	$ 23,340
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$5,064,974
Number of Holdings	34
Total Advisory Fee	$23,340
Portfolio Turnover	40%

Holdings [Text Block]	Bond Funds 67.3 International Equity Funds 14.6 Domestic Equity Funds 13.2 Short-Term Funds 4.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 67.3 International Equity Funds - 14.6 Domestic Equity Funds - 13.2 Short-Term Funds - 4.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.4 Fidelity Series Government Bond Index Fund 12.6 Fidelity Series Investment Grade Bond Fund 11.8 Fidelity Series Corporate Bond Fund 7.6 Fidelity Series Investment Grade Securitized Fund 7.2 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 3.9 Fidelity Series Emerging Markets Opportunities Fund 3.8 Fidelity Series Large Cap Value Index Fund 3.7 Fidelity Series Treasury Bill Index Fund 3.2 75.1
Fidelity Advisor Managed Retirement 2015 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2015 Fund℠
Class Name	Fidelity Advisor Managed Retirement 2015 Fund℠ Class A
Trading Symbol	FARSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2015 Fund℠ for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,564 $10,468 $10,935 $11,400 $12,260 $13,769 $12,535 $12,692 $13,670 $14,537 Fidelity Managed Retirement 2015 Composite Index℠ $10,000 $10,374 $11,212 $11,816 $12,543 $13,627 $15,101 $13,947 $14,178 $15,336 $16,375 Bloomberg U.S. Aggregate Bond Index $10,000 $10,594 $10,539 $10,455 $11,299 $12,443 $12,356 $11,229 $10,851 $11,405 $11,790 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 0.22% 2.25% 3.81% Class A (without 5.75% sales charge) 6.34% 3.46% 4.43% Fidelity Managed Retirement 2015 Composite Index℠ 6.77% 3.74% 5.06% Bloomberg U.S. Aggregate Bond Index 3.38% -1.07% 1.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,064,974
Holdings Count | shares	34
Advisory Fees Paid, Amount	$ 23,340
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$5,064,974
Number of Holdings	34
Total Advisory Fee	$23,340
Portfolio Turnover	40%

Holdings [Text Block]	Bond Funds 67.3 International Equity Funds 14.6 Domestic Equity Funds 13.2 Short-Term Funds 4.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 67.3 International Equity Funds - 14.6 Domestic Equity Funds - 13.2 Short-Term Funds - 4.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.4 Fidelity Series Government Bond Index Fund 12.6 Fidelity Series Investment Grade Bond Fund 11.8 Fidelity Series Corporate Bond Fund 7.6 Fidelity Series Investment Grade Securitized Fund 7.2 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 3.9 Fidelity Series Emerging Markets Opportunities Fund 3.8 Fidelity Series Large Cap Value Index Fund 3.7 Fidelity Series Treasury Bill Index Fund 3.2 75.1
Fidelity Managed Retirement 2010 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2010 Fund℠
Class Name	Fidelity Managed Retirement 2010 Fund℠
Trading Symbol	FIRQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2010 Fund℠ for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement 2010 Fund℠	$ 46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Fidelity Managed Retirement 2010 Fund℠ $10,000 $10,193 $11,087 $11,516 $12,061 $12,960 $14,222 $13,072 $13,163 $14,116 $14,965 Fidelity Managed Retirement 2010 Composite Index℠ $10,000 $10,382 $11,130 $11,623 $12,340 $13,380 $14,473 $13,454 $13,581 $14,602 $15,500 Bloomberg U.S. Aggregate Bond Index $10,000 $10,594 $10,539 $10,455 $11,299 $12,443 $12,356 $11,229 $10,851 $11,405 $11,790 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Managed Retirement 2010 Fund℠ 6.01% 2.92% 4.11% Fidelity Managed Retirement 2010 Composite Index℠ 6.15% 2.98% 4.48% Bloomberg U.S. Aggregate Bond Index 3.38% -1.07% 1.66% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 7,389,715
Holdings Count | shares	34
Advisory Fees Paid, Amount	$ 24,667
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$7,389,715
Number of Holdings	34
Total Advisory Fee	$24,667
Portfolio Turnover	59%

Holdings [Text Block]	Bond Funds 71.8 International Equity Funds 12.1 Domestic Equity Funds 9.4 Short-Term Funds 6.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 71.8 International Equity Funds - 12.1 Domestic Equity Funds - 9.4 Short-Term Funds - 6.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.3 Fidelity Series Government Bond Index Fund 13.4 Fidelity Series Investment Grade Bond Fund 12.5 Fidelity Series Corporate Bond Fund 8.1 Fidelity Series Investment Grade Securitized Fund 7.7 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Treasury Bill Index Fund 4.3 Fidelity Series Long-Term Treasury Bond Index Fund 3.8 Fidelity Series Emerging Markets Opportunities Fund 3.2 Fidelity Series Large Cap Value Index Fund 2.6 80.8
Fidelity Managed Retirement 2010 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2010 Fund℠
Class Name	Fidelity Managed Retirement 2010 Fund℠ Class K6
Trading Symbol	FRQHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2010 Fund℠ for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 1, 2019 through July 31, 2025. Initial investment of $10,000. Class K6 $10,000 $10,764 $11,833 $10,899 $10,997 $11,818 $12,552 Fidelity Managed Retirement 2010 Composite Index℠ $10,000 $10,829 $11,713 $10,888 $10,991 $11,818 $12,544 Bloomberg U.S. Aggregate Bond Index $10,000 $10,941 $10,864 $9,874 $9,541 $10,028 $10,367 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 6.22% 3.12% 3.86% Fidelity Managed Retirement 2010 Composite Index℠ 6.15% 2.98% 3.85% Bloomberg U.S. Aggregate Bond Index 3.38% -1.07% 0.60% A From August 1, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 7,389,715
Holdings Count | shares	34
Advisory Fees Paid, Amount	$ 24,667
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$7,389,715
Number of Holdings	34
Total Advisory Fee	$24,667
Portfolio Turnover	59%

Holdings [Text Block]	Bond Funds 71.8 International Equity Funds 12.1 Domestic Equity Funds 9.4 Short-Term Funds 6.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 71.8 International Equity Funds - 12.1 Domestic Equity Funds - 9.4 Short-Term Funds - 6.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.3 Fidelity Series Government Bond Index Fund 13.4 Fidelity Series Investment Grade Bond Fund 12.5 Fidelity Series Corporate Bond Fund 8.1 Fidelity Series Investment Grade Securitized Fund 7.7 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Treasury Bill Index Fund 4.3 Fidelity Series Long-Term Treasury Bond Index Fund 3.8 Fidelity Series Emerging Markets Opportunities Fund 3.2 Fidelity Series Large Cap Value Index Fund 2.6 80.8
Fidelity Managed Retirement 2010 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2010 Fund℠
Class Name	Fidelity Managed Retirement 2010 Fund℠ Class K
Trading Symbol	FRQKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2010 Fund℠ for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 1, 2019 through July 31, 2025. Initial investment of $10,000. Class K $10,000 $10,752 $11,809 $10,866 $10,953 $11,759 $12,477 Fidelity Managed Retirement 2010 Composite Index℠ $10,000 $10,829 $11,713 $10,888 $10,991 $11,818 $12,544 Bloomberg U.S. Aggregate Bond Index $10,000 $10,941 $10,864 $9,874 $9,541 $10,028 $10,367 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 6.10% 3.02% 3.75% Fidelity Managed Retirement 2010 Composite Index℠ 6.15% 2.98% 3.85% Bloomberg U.S. Aggregate Bond Index 3.38% -1.07% 0.60% A From August 1, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 7,389,715
Holdings Count | shares	34
Advisory Fees Paid, Amount	$ 24,667
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$7,389,715
Number of Holdings	34
Total Advisory Fee	$24,667
Portfolio Turnover	59%

Holdings [Text Block]	Bond Funds 71.8 International Equity Funds 12.1 Domestic Equity Funds 9.4 Short-Term Funds 6.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 71.8 International Equity Funds - 12.1 Domestic Equity Funds - 9.4 Short-Term Funds - 6.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.3 Fidelity Series Government Bond Index Fund 13.4 Fidelity Series Investment Grade Bond Fund 12.5 Fidelity Series Corporate Bond Fund 8.1 Fidelity Series Investment Grade Securitized Fund 7.7 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Treasury Bill Index Fund 4.3 Fidelity Series Long-Term Treasury Bond Index Fund 3.8 Fidelity Series Emerging Markets Opportunities Fund 3.2 Fidelity Series Large Cap Value Index Fund 2.6 80.8
Fidelity Advisor Managed Retirement 2010 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2010 Fund℠
Class Name	Fidelity Advisor Managed Retirement 2010 Fund℠ Class I
Trading Symbol	FRQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2010 Fund℠ for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Class I $10,000 $10,193 $11,088 $11,516 $12,061 $12,963 $14,222 $13,073 $13,163 $14,118 $14,964 Fidelity Managed Retirement 2010 Composite Index℠ $10,000 $10,382 $11,130 $11,623 $12,340 $13,380 $14,473 $13,454 $13,581 $14,602 $15,500 Bloomberg U.S. Aggregate Bond Index $10,000 $10,594 $10,539 $10,455 $11,299 $12,443 $12,356 $11,229 $10,851 $11,405 $11,790 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 5.99% 2.91% 4.11% Fidelity Managed Retirement 2010 Composite Index℠ 6.15% 2.98% 4.48% Bloomberg U.S. Aggregate Bond Index 3.38% -1.07% 1.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 7,389,715
Holdings Count | shares	34
Advisory Fees Paid, Amount	$ 24,667
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$7,389,715
Number of Holdings	34
Total Advisory Fee	$24,667
Portfolio Turnover	59%

Holdings [Text Block]	Bond Funds 71.8 International Equity Funds 12.1 Domestic Equity Funds 9.4 Short-Term Funds 6.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 71.8 International Equity Funds - 12.1 Domestic Equity Funds - 9.4 Short-Term Funds - 6.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.3 Fidelity Series Government Bond Index Fund 13.4 Fidelity Series Investment Grade Bond Fund 12.5 Fidelity Series Corporate Bond Fund 8.1 Fidelity Series Investment Grade Securitized Fund 7.7 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Treasury Bill Index Fund 4.3 Fidelity Series Long-Term Treasury Bond Index Fund 3.8 Fidelity Series Emerging Markets Opportunities Fund 3.2 Fidelity Series Large Cap Value Index Fund 2.6 80.8
Fidelity Advisor Managed Retirement 2010 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2010 Fund℠
Class Name	Fidelity Advisor Managed Retirement 2010 Fund℠ Class A
Trading Symbol	FRQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2010 Fund℠ for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,582 $10,398 $10,772 $11,254 $12,063 $13,204 $12,106 $12,160 $13,009 $13,755 Fidelity Managed Retirement 2010 Composite Index℠ $10,000 $10,382 $11,130 $11,623 $12,340 $13,380 $14,473 $13,454 $13,581 $14,602 $15,500 Bloomberg U.S. Aggregate Bond Index $10,000 $10,594 $10,539 $10,455 $11,299 $12,443 $12,356 $11,229 $10,851 $11,405 $11,790 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) -0.34% 1.45% 3.24% Class A (without 5.75% sales charge) 5.74% 2.66% 3.85% Fidelity Managed Retirement 2010 Composite Index℠ 6.15% 2.98% 4.48% Bloomberg U.S. Aggregate Bond Index 3.38% -1.07% 1.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 7,389,715
Holdings Count | shares	34
Advisory Fees Paid, Amount	$ 24,667
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$7,389,715
Number of Holdings	34
Total Advisory Fee	$24,667
Portfolio Turnover	59%

Holdings [Text Block]	Bond Funds 71.8 International Equity Funds 12.1 Domestic Equity Funds 9.4 Short-Term Funds 6.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 71.8 International Equity Funds - 12.1 Domestic Equity Funds - 9.4 Short-Term Funds - 6.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.3 Fidelity Series Government Bond Index Fund 13.4 Fidelity Series Investment Grade Bond Fund 12.5 Fidelity Series Corporate Bond Fund 8.1 Fidelity Series Investment Grade Securitized Fund 7.7 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Treasury Bill Index Fund 4.3 Fidelity Series Long-Term Treasury Bond Index Fund 3.8 Fidelity Series Emerging Markets Opportunities Fund 3.2 Fidelity Series Large Cap Value Index Fund 2.6 80.8
Fidelity GNMA Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® GNMA Fund
Class Name	Fidelity® GNMA Fund
Trading Symbol	FGMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® GNMA Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® GNMA Fund	$ 46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending July 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's non-benchmark exposure to agency commercial mortgage-backed securities contributed to performance versus the Bloomberg GNMA Index.
•An out-of-index stake in reverse mortgage securities also boosted relative performance.
•A short position in interest rate swaps, whereby the fund paid a fixed interest rate and received a floating rate based on the Secured Overnight Financing Rate, added value.
•In contrast, the fund's underweight in GNMA securities with coupons in the range of 3% to 4.5% was the biggest detractor versus the GNMA index the past 12 months. The fund had more interest-rate sensitivity (as measured by its modestly longer duration) than the index in late 2024, which also detracted from relative performance as yields on longer-term fixed-income securities rose after the November U.S. elections.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Fidelity® GNMA Fund $10,000 $10,326 $10,345 $10,272 $10,893 $11,405 $11,437 $10,728 $10,258 $10,789 $11,136 Bloomberg GNMA Index $10,000 $10,361 $10,364 $10,329 $10,991 $11,516 $11,470 $10,824 $10,372 $10,856 $11,212 Bloomberg U.S. Aggregate Bond Index $10,000 $10,594 $10,539 $10,455 $11,299 $12,443 $12,356 $11,229 $10,851 $11,405 $11,790 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® GNMA Fund 3.22% -0.48% 1.08% Bloomberg GNMA Index 3.28% -0.53% 1.15% Bloomberg U.S. Aggregate Bond Index 3.38% -1.07% 1.66% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,796,307,765
Holdings Count | shares	2,034
Advisory Fees Paid, Amount	$ 5,346,337
Investment Company Portfolio Turnover	639.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$1,796,307,765
Number of Holdings	2,034
Total Advisory Fee	$5,346,337
Portfolio Turnover	639%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 0.0 1 - 1.99% 0.3 2 - 2.99% 37.8 3 - 3.99% 28.3 4 - 4.99% 16.3 5 - 5.99% 17.6 6 - 6.99% 17.1 7 - 7.99% 0.0 8 - 8.99% 0.0 13 - 13.99% 0.0 U.S. Government Agency - Mortgage Securities 102.7 CMOs and Other Mortgage Related Securities 12.3 U.S. Treasury Obligations 2.4 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Government Agency - Mortgage Securities - 102.7 CMOs and Other Mortgage Related Securities - 12.3 U.S. Treasury Obligations - 2.4 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (17.4)%
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Ginnie Mae II Pool 73.5 Ginnie Mae I Pool 28.8 Ginnie Mae REMIC pass-thru certificates 6.7 Freddie Mac Multifamily Structured pass-thru certificates 2.8 Fannie Mae Mortgage pass-thru certificates 1.4 US Treasury Bonds 1.4 Ginnie Mae Mortgage pass-thru certificates 1.2 Freddie Mac Gold Pool 1.1 Fannie Mae Guaranteed REMIC 1.1 US Treasury Notes 1.0 119.0